Schedule of Investments February 28, 2022 (unaudited)

Ecofin Global Energy Transition Fund

	Shares	Fair Value
Common Stock - 79.4% (1)
Denmark Infrastructure, Utilities and Renewables - 4.1% (1)
Orsted A/S	14,243	$1,843,245
Germany Clean Technology - 4.3% (1)
Infineon Technologies AG	56,442	1,909,771
Hong Kong Infrastructure, Utilities and Renewables - 5.1% (1)
China Longyuan Power Group Corp Ltd.	1,096,264	2,262,240
Ireland Industrials - 2.3% (1)
Trane Technologies Plc	6,682	1,028,560
Italy Industrials - 3.9% (1)
Prysmian SpA	53,122	1,748,747
Japan Clean Technology - 5.5% (1)
ROHM Co., Ltd.	30,624	2,442,375
Japan Industrials - 4.4% (1)
Nidec Corp.	22,807	1,982,695
Japan Infrastructure, Utilities, and Renewables - 3.8% (1)
Keyence Corp.	3,623	1,713,682
Norway Infrastructure, Utilities, and Renewables - 1.7% (1)
Scatec ASA	52,262	753,082
Portugal Infrastructure, Utilities and Renewables - 3.2% (1)
EDP - Energias de Portugal, S.A.	288,968	1,410,878
Spain Infrastructure, Utilities, and Renewables - 3.3% (1)
Corp ACCIONA Energias Renovables SA (2)	43,584	1,463,395
Switzerland Clean Technology - 5.9% (1)
TE Connectivity Ltd.	18,558	2,643,216
Switzerland Specialty Chemical & Materials - 2.7% (1)
Sika AG	3,657	1,213,520
Taiwan Clean Technology - 2.4% (1)
Delta Electronics, Inc.	121,401	1,081,939
United States Clean Technology - 3.0% (1)
Autodesk, Inc. (2)	6,071	1,337,016
United States Industrials - 3.5% (1)
Sunrun, Inc. (2)	57,377	1,565,245
United States Infrastructure, Utilities, and Renewables - 16.3% (1)
Constellation Energy Corporation	40,548	1,864,397
Exelon Corporation	19,086	812,300
First Solar, Inc. (2)	14,215	1,070,247
Fluence Energy, Inc. (2)	34,107	461,468
NextEra Energy, Inc.	27,039	2,116,343
STEM, Inc. (2)	99,219	944,565
		7,269,320
United States Transportation - 4.0% (1)
Lyft, Inc. (2)	45,924	1,788,281
Total Common Stock
(Cost $36,691,463)		35,457,207

Preferred Stock - 4.5% (1)
Germany Transportation - 4.5% (1)
Volkswagen AG
(Cost $2,274,615)	10,162	1,997,626

Short-Term Investment - 1.6% (1)
United States Investment Company - 1.6% (1)
First American Government Obligations Fund, Class X, 0.03% (3)
(Cost $735,919)	735,919	735,919

Total Investments - 85.5% (1)
(Cost $39,701,997)		38,190,752
Other Assets in Excess of Liabilities, Net - 14.5%(1)		6,491,300
Total Net Assets - 100.0%(1)		$44,682,052

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of February 28, 2022.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation technique

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 28, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$15,631,638	$19,825,569	$-	$35,457,207
Preferred Stock	-	1,997,626	-	1,997,626
Short-Term Investment	735,919	-	-	735,919
Total Investments	$16,367,557	$-	$-	$38,190,752

As of February 28, 2022, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$221,499	$-	$-	$221,499
Total Other Financial Instruments	$221,499	$-	$-	$221,499

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
February 28, 2022

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	Schneider SA	5/6/2022	Pay	0.200% + Euro Overnight Index Average	Monthly	13,852	$2,171,005	$17,085
Morgan Stanley	Drax Group PLC	8/17/2022	Pay	0.200% + Federal Funds Effective Rate	Monthly	191,124	1,810,144	176,301
Morgan Stanley	Amperex Tech	5/27/2022	Pay	0.510% + Federal Funds Effective Rate	Monthly	12,484	1,055,049	28,113
								221,499
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).